Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents
Detail of cash and cash equivalents
Cash and cash equivalent break down as follows:

	As of December 31,
(in thousands of euros)	2024	2023
Cash and bank accounts	5,309	75,283
Short-term bank deposits	44,427	—
Net cash and cash equivalents	49,737	75,283